UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.99%
Austria - 1.44%
Erste Group Bank AG (a)	300,240	$8,554,291
Brazil - 3.92%
Banco Santander Brasil SA - ADR	940,000	5,113,600
Centrais Electricas Brasileiras SA - ADR (a)	1,223,030	2,299,296
Companhia de Saneamento Basico	866,411	4,570,178
Embraer SA - ADR	291,250	8,821,963
Tim Participacoes SA - ADR	148,934	2,436,560
		23,241,597
China - 1.00%
China Mobile Ltd.	462,000	5,910,789
France - 11.04%
Carrefour SA (b)	249,064	8,003,318
Compagnie De Saint - Gobain (b)	228,506	10,315,098
GDF Suez	1,031,457	19,204,067
Orange SA	744,487	11,505,590
Renault SA	42,100	4,414,086
Sanofi	120,835	11,954,224
		65,396,383
Hong Kong - 1.15%
First Pacific Co. Ltd.	8,094,000	6,828,926
Ireland - 3.09%
CRH Plc	337,238	9,461,732
Willis Group Holdings Plc	187,920	8,813,448
		18,275,180
Italy - 5.31%
ENI SpA	850,515	15,106,554
Italcementi Fabbriche Riunite Cemento SpA	392,226	2,589,736
Telecom Italia SpA (a)	4,166,774	5,295,196
Telecom Italia SpA Savings Shares	8,304,250	8,468,376
		31,459,862
Japan - 19.76%
Canon, Inc.	306,000	9,926,144
Dai Nippon Printing Co. Ltd.	405,400	4,183,263
Daiichi Sankyo Co. Ltd.	717,602	13,261,690
Honda Motor Co. Ltd.	465,000	15,028,731
Mitsubishi Tanabe Pharma Corp.	586,600	8,788,339
Mitsubishi UFJ Financial Group, Inc.	1,335,400	9,607,491
MS&AD Insurance Group Holdings	438,299	13,643,501
Nissan Motor Co. Ltd.	1,444,400	15,089,581
Sumitomo Mitsui Trust Holdings, Inc.	2,054,000	9,396,232
Taisho Pharmaceutical Co. Ltd.	135,100	9,126,287
Takeda Pharmaceutical Co. Ltd.	185,700	8,963,488
		117,014,747
Mexico - 1.41%
Cemex SAB de CV - ADR (a)	909,714	8,332,980
Netherlands - 2.18%
Aegon NV	1,222,794	9,022,030
Royal Ahold NV	208,232	3,909,076
		12,931,106

Russia - 3.15%
Gazprom OAO		2,433,900	6,435,146
Lukoil OAO - ADR		181,503	8,151,300
Lukoil OAO		90,320	4,045,953
			18,632,399
South Korea - 4.91%
Hana Financial Group, Inc.		304,730	7,924,694
Hyundai Mobis Co. Ltd.		65,550	12,444,511
POSCO		43,426	8,695,608
			29,064,813
Spain - 1.46%
Repsol SA		490,495	8,645,305
Switzerland - 4.61%
Swatch Group Ltd.		15,159	5,907,130
Swiss Re AG		100,520	8,898,307
UBS Group AG		590,037	12,518,507
			27,323,944
United Kingdom - 19.56%
Barclays Plc		2,585,885	10,598,569
BP Plc		1,794,000	11,906,129
G4S Plc		2,032,639	8,570,628
GlaxoSmithKline Plc		926,120	19,255,716
HSBC Holdings Plc		1,160,134	10,388,254
J. Sainsbury Plc		2,346,700	9,768,613
Kingfisher Plc		1,039,099	5,667,723
Marks & Spencer Group Plc		1,281,919	10,814,116
Tesco Plc		3,797,870	12,653,595
WM. Morrison Supermarkets Plc		5,717,411	16,230,345
			115,853,688
TOTAL COMMON STOCKS (Cost $524,129,459)			$497,466,010

PREFERRED STOCKS - 5.55%
Brazil - 4.26%
Petroleo Brasileiro SA - ADR (a)		2,133,350	$17,408,136
Telefonica Brasil SA - ADR		262,163	3,651,931
Telefonica Brasil SA		297,700	4,160,388
			25,220,455
Russia - 1.29%
Surgutneftegaz OJSC		9,879,040	7,632,527
TOTAL PREFERRED STOCKS (Cost $34,592,025)			$32,852,982

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 10.53%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $86,495,000 Ginnie Mae Bond, 2.50%, 10/20/27,
(Market Value $63,625,988)] (proceeds $62,375,580).		$62,375,580	$62,375,580
TOTAL REPURCHASE AGREEMENTS (Cost $62,375,580)			$62,375,580

Total Investments (Cost $621,097,064) - 100.07%			$592,694,572
Liabilities in Excess of Other Assets - (0.07)%			(420,502)
TOTAL NET ASSETS - 100.00%			$592,274,070

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)		All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.49%
Auto Components	2.10%
Automobiles	5.83%
Banks	10.40%
Building Products	1.74%
Capital Markets	2.11%
Commercial Services & Supplies	2.15%
Construction Materials	3.44%
Diversified Financial Services	1.15%
Diversified Telecommunication Services	4.27%
Electric Utilities	0.39%
Food & Staples Retailing	8.54%
Insurance	6.82%
Metals & Mining	1.47%
Multiline Retail	1.83%
Multi-Utilities	3.24%
Oil, Gas & Consumable Fuels	9.17%
Pharmaceuticals	12.05%
Specialty Retail	0.96%
Technology Hardware, Storage & Peripherals	1.68%
Textiles, Apparel & Luxury Goods	1.00%
Water Utilities	0.76%
Wireless Telecommunication Services	1.40%
TOTAL COMMON STOCKS	83.99%
PREFERRED STOCKS
Diversified Telecommunication Services	1.32%
Oil, Gas & Consumable Fuels	4.23%
TOAL PREFERRED STOCKS	5.55%
REPURCHASE AGREEMENTS	10.53%
TOTAL INVESTMENTS	100.07%
Liabilities in Excess of Other Assets	(0.07)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.14%
Aerospace & Defense - 1.53%
Embraer SA	110,220	$833,802
Auto Components - 1.58%
Hyundai Mobis Co. Ltd.	4,520	858,111
Automobiles - 6.35%
Honda Motor Co. Ltd.	28,700	927,580
Hyundai Motor Co.	9,391	1,143,227
Nissan Motor Co. Ltd.	132,300	1,382,132
		3,452,939
Banks - 11.62%
Bank of America Corp.	35,232	599,649
Barclays Plc	150,039	614,953
Citigroup, Inc.	25,476	1,407,294
Erste Group Bank AG (a)	23,760	676,958
HSBC Holdings Plc	69,191	619,561
Mitsubishi UFJ Financial Group, Inc.	98,800	710,813
PNC Financial Services Group, Inc.	9,560	914,414
Wells Fargo & Co.	13,869	779,993
		6,323,635
Beverages - 1.32%
PepsiCo, Inc.	7,690	717,785
Building Products - 1.01%
Masco Corp.	20,700	552,069
Capital Markets - 5.29%
Bank Of New York Mellon Corp.	21,200	889,764
State Street Corp.	12,878	991,606
UBS Group AG	46,930	995,689
		2,877,059
Communications Equipment - 0.95%
LM Ericsson Telefon AB Class B	49,500	515,549
Construction Materials - 1.75%
CRH Plc	33,855	949,854
Diversified Financial Services - 1.91%
Deutsche Boerse AG	12,540	1,038,661
Diversified Telecommunication Services - 1.64%
Telecom Italia SpA Savings Shares	875,400	892,701
Electric Utilities - 1.00%
Exelon Corp.	17,280	542,938
Electronic Equipment, Instruments & Components - 1.43%
Corning, Inc.	39,530	779,927
Food & Staples Retailing - 6.99%
Carrefour SA (b)	18,157	583,450
J. Sainsbury Plc	219,500	913,713
Royal Ahold NV	27,084	508,440
Tesco Plc	276,980	922,831
WM. Morrison Supermarkets Plc	307,400	872,634
		3,801,068
Health Care Providers & Services - 1.86%
Express Scripts Holding Co. (a)	11,388	1,012,849
Hotels, Restaurants & Leisure - 1.46%
Genting Malaysia Berhad	712,500	792,582
Insurance - 2.77%
American International Group, Inc.	14,230	879,699
Swiss Re AG	7,100	628,511
		1,508,210

Multiline Retail - 1.22%
Marks & Spencer Group Plc		78,900	665,591
Multi-Utilities - 1.97%
GDF Suez		57,584	1,072,121
Oil, Gas & Consumable Fuels - 8.98%
Apache Corp.		9,350	538,841
BP Plc		216,633	1,437,715
Chesapeake Energy Corp.		59,610	665,844
ENI SpA		48,000	852,559
Gazprom OAO		169,770	448,866
Lukoil OAO - ADR		20,962	941,403
			4,885,228
Personal Products - 0.95%
Unilever NV		12,400	518,434
Pharmaceuticals - 11.33%
Daiichi Sankyo Co. Ltd.		65,000	1,201,237
GlaxoSmithKline Plc		77,600	1,613,445
Merck & Co., Inc.		18,569	1,057,133
Pfizer, Inc.		33,554	1,125,065
Sanofi		11,800	1,167,376
			6,164,256
Semiconductors & Semiconductor Equipment - 1.06%
Xilinx, Inc.		13,030	575,405
Software - 2.08%
Microsoft Corp.		25,700	1,134,655
Technology Hardware, Storage & Peripherals - 3.91%
Canon, Inc.		15,900	515,770
Samsung Electronics Co. Ltd.		720	816,902
Western Digital Corp.		10,170	797,532
			2,130,204
Tobacco - 1.43%
Imperial Tobacco Group Plc		16,160	778,297
Wireless Telecommunication Services - 3.75%
America Movil SAB de CV - ADR		26,600	566,846
China Mobile Ltd.		73,500	940,353
Tim Participacoes SA - ADR		32,300	528,428
			2,035,627
TOTAL COMMON STOCKS (Cost $42,394,447)			$47,409,557

PREFERRED STOCKS - 1.15%
Oil, Gas & Consumable Fuels - 1.15%
Petroleo Brasileiro SA - ADR (a)		76,600	$625,056
TOTAL PREFERRED STOCKS (Cost $965,693)			$625,056

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 11.45%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[(Collateralized by $8,645,000 Ginnie Mae Bond, 2.50%, 10/20/27,
(Market Value $6,359,289)] (proceeds $6,233,041).		$6,233,041	$6,233,041
TOTAL REPURCHASE AGREEMENTS (Cost $6,233,041)			$6,233,041

Total Investments (Cost $49,593,181) - 99.74%			$54,267,654
Other Assets in Excess of Liabilities - 0.26%			140,662
TOTAL NET ASSETS - 100.00%			$54,408,316

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)		All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments by Country
June 30, 2015 (Unaudited)

COMMON STOCKS
Austria	1.24%
Brazil	2.50%
China	1.73%
France	5.19%
Germany	1.91%
Ireland	1.75%
Italy	3.21%
Japan	8.71%
Malaysia	1.46%
Mexico	1.04%
Netherlands	1.89%
Russia	2.56%
South Korea	5.18%
Sweden	0.95%
Switzerland	2.99%
United Kingdom	15.50%
United States	29.33%
TOTAL COMMON STOCKS	87.14%
PREFERRED STOCKS
Brazil	1.15%
TOTAL PREFERRED STOCKS	1.15%
REPURCHASE AGREEMENTS	11.45%
TOTAL INVESTMENTS	99.74%
Other Assets in Excess of Liabilities	0.26%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.54%
Automobiles - 1.97%
Honda Motor Co. Ltd.	400	$12,928
Banks - 3.15%
HSBC Holdings Plc	1,134	10,154
PNC Financial Services Group, Inc.	110	10,522
		20,676
Beverages - 4.70%
Compania Cervecerias Unidas SA - ADR	520	11,014
Diageo Plc	490	14,190
PepsiCo, Inc.	60	5,600
		30,804
Capital Markets - 2.39%
UBS Group AG	740	15,700
Commercial Services & Supplies - 1.85%
Bilfinger SE	320	12,103
Communications Equipment - 1.97%
LM Ericsson Telefon AB Class B	1,240	12,915
Construction Materials - 2.18%
CRH Plc	510	14,309
Diversified Financial Services - 2.02%
Deutsche Boerse AG	160	13,252
Diversified Telecommunication Services - 2.19%
Telefonica Brasil SA	1,190	14,341
Electric Utilities - 3.71%
Companhia Paranaense de Energia	2,000	14,892
Exelon Corp.	300	9,426
		24,318
Electrical Equipment - 1.44%
Emerson Electric Co.	170	9,423
Food & Staples Retailing - 7.93%
J. Sainsbury Plc	2,740	11,406
Royal Ahold NV	490	9,199
Tesco Plc	3,190	10,628
Wal-Mart Stores, Inc.	140	9,930
WM. Morrison Supermarkets Plc	3,810	10,816
		51,979
Health Care Equipment & Supplies - 2.24%
Baxter International, Inc.	210	14,685
Insurance - 3.73%
Old Republic International Corp.	660	10,316
Swiss Re AG	160	14,163
		24,479
Multiline Retail - 1.52%
Marks & Spencer Group Plc	1,180	9,954

Multi-Utilities - 2.53%
GDF Suez	890	16,570
Oil, Gas & Consumable Fuels - 10.90%
BP Plc	2,504	16,618
Chevron Corp.	110	10,612
ENI SpA	980	17,407
Royal Dutch Shell Plc	476	13,458
Total SA	273	13,391
		71,486
Personal Products - 1.40%
Unilever NV	220	9,198
Pharmaceuticals - 13.58%
Daiichi Sankyo Co. Ltd.	800	14,785
GlaxoSmithKline Plc	1,110	23,079
Merck & Co., Inc.	280	15,940
Pfizer, Inc.	460	15,424
Sanofi	200	19,786
		89,014
Semiconductors & Semiconductor Equipment - 2.42%
Xilinx, Inc.	360	15,898
Software - 2.69%
Microsoft Corp.	400	17,660
Specialty Retail - 2.01%
Kingfisher Plc	2,410	13,145
Textiles, Apparel & Luxury Goods - 1.88%
LVMH Moet Hennessy Louis Vuitton SE	70	12,307
Tobacco - 6.53%
British American Tobacco Plc	250	13,460
Imperial Tobacco Group Plc	260	12,522
Philip Morris International, Inc.	210	16,836
		42,818
Water Utilities - 1.61%
Companhia de Saneamento Basico	2,000	10,550
TOTAL COMMON STOCKS (Cost $562,472)		$580,512

PREFERRED STOCKS - 7.76%
Banks - 2.54%
Bank of America Corp., 4.000%	790	$16,685
Capital Markets - 5.22%
Goldman Sachs Group, Inc., 3.750%	870	17,226
Morgan Stanley, 4.000%	820	16,966
		34,192
TOTAL PREFERRED STOCKS (Cost $49,259)		$50,877

REAL ESTATE INVESTMENT TRUSTS - 1.50%
Outfront Media, Inc.	390	$9,844
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,458)		$9,844

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 6.60%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $85,000 Freddie Mac Bond, 2.50%, 05/15/40,
(Market Value $45,103)] (proceeds $43,302).	$43,302	$43,302
TOTAL REPURCHASE AGREEMENTS (Cost $43,302)		$43,302

Total Investments (Cost $665,491) - 104.40%		$684,535
Liabilities in Excess of Other Assets - (4.40)%		(28,867)
TOTAL NET ASSETS - 100.00%		$655,668

Percentages are stated as a percent of net assets.
ADR American Depository Receipt

Brandes Global Equity Income Fund
Schedule of Investments by Country
June 30, 2015 (Unaudited)

COMMON STOCKS
Brazil	6.07%
Chile	1.68%
France	9.46%
Germany	3.87%
Ireland	2.18%
Italy	2.65%
Japan	4.23%
Netherlands	2.81%
Sweden	1.97%
Switzerland	4.55%
United Kingdom	24.32%
United States	24.75%
TOTAL COMMON STOCKS	88.54%
PREFERRED STOCKS
United States	7.76%
TOTAL PREFERRED STOCKS	7.76%
REAL ESTATE INVESTMENT TRUSTS	1.50%
REPURCHASE AGREEMENTS	6.60%
TOTAL INVESTMENTS	104.40%
Liabilities in Excess of Other Assets	(4.40)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.61%
Aerospace & Defense - 2.02%
Embraer SA - ADR	2,360	$71,484
Auto Components - 2.69%
Hyundai Mobis Co. Ltd.	300	56,954
Tachi-s Co. Ltd.	2,700	38,522
		95,476
Automobiles - 3.05%
Honda Motor Co. Ltd.	1,500	48,480
Nissan Motor Co. Ltd.	5,700	59,547
		108,027
Banks - 8.55%
Bank of America Corp.	2,150	36,593
Barclays Plc	10,774	44,159
Citigroup, Inc.	1,490	82,308
Erste Group Bank AG (a)	2,350	66,955
KB Financial Group, Inc.	1,150	37,982
Sberbank Of Russia	26,920	35,352
		303,349
Commercial Services & Supplies - 0.65%
APR Energy Plc	13,040	22,999
Construction & Engineering - 2.00%
Balfour Beatty Plc	9,120	34,663
Sanki Engineering Co. Ltd.	4,600	36,296
		70,959
Construction Materials - 4.34%
Cemex SAB de CV - ADR (a)	4,071	37,290
CRH Plc	1,300	36,474
Italmobiliare SpA Savings Shares	4,450	80,370
		154,134
Distributors - 1.49%
D'Ieteren SA	1,480	52,964
Diversified Financial Services - 3.47%
First Pacific Co. Ltd.	61,340	51,753
Groupe Bruxelles Lambert SA	400	32,255
Haci Omer Sabanci Holding AS	10,390	39,140
		123,148
Diversified Telecommunication Services - 2.58%
Magyar Telekom Telecommunications Plc (a)	21,950	30,645
Telecom Italia SpA Savings Shares	22,900	23,353
Telefonica Brasil SA	3,100	37,360
		91,358
Electric Utilities - 2.15%
Companhia Paranaense de Energia	5,300	39,463
Reliance Infrastructure Ltd. - GDR	2,020	36,966
		76,429

Electrical Equipment - 1.12%
Futaba Corp.	2,200	39,868
Food & Staples Retailing - 7.25%
Carrefour SA	380	12,211
J. Sainsbury Plc	19,500	81,173
Tesco Plc	19,190	63,936
WM. Morrison Supermarkets Plc	35,210	99,953
		257,273
Food Products - 2.23%
Marfrig Global Foods SA (a)	28,000	51,153
Savencia SA	440	27,952
		79,105
Household Durables - 4.20%
Consorcio ARA SAB de CV (a)	135,450	51,965
Dorel Industries, Inc. (a)	2,020	54,034
MDC Holdings, Inc.	1,430	42,857
		148,856
Household Products - 1.03%
McBride Plc (a)	22,790	36,525
Insurance - 0.90%
Willis Group Holdings Plc	680	31,892
Machinery - 3.60%
Briggs & Stratton Corp.	5,780	111,323
China Yuchai International Ltd.	980	16,415
		127,738
Metals & Mining - 1.51%
POSCO	267	53,464
Multiline Retail - 1.48%
Debenhams Plc	37,490	52,553
Multi-Utilities - 2.87%
GDF Suez	3,700	68,888
Iren SpA	24,120	33,020
		101,908
Oil, Gas & Consumable Fuels - 7.58%
BP Plc	8,196	54,394
Chesapeake Energy Corp.	3,840	42,893
ENI SpA	3,100	55,061
Gazprom OAO - ADR	11,820	62,291
Lukoil OAO - ADR	1,210	54,341
		268,980
Pharmaceuticals - 5.41%
Daiichi Sankyo Co. Ltd.	2,700	49,897
GlaxoSmithKline Plc	4,160	86,494
H. Lundbeck A/S (a)	2,880	55,413
		191,804
Real Estate Management & Development - 1.31%
LSL Property Services Plc	7,600	46,572
Semiconductors & Semiconductor Equipment - 1.10%
NuFlare Technology, Inc.	900	38,932
Technology Hardware, Storage & Peripherals - 1.44%
Samsung Electronics Co. Ltd.	45	51,056

Textiles, Apparel & Luxury Goods - 0.70%
TSI Holdings Co. Ltd.	3,600	24,911
Water Utilities - 1.52%
Companhia de Saneamento Basico	10,200	53,803
Wireless Telecommunication Services - 2.37%
Sistema JSFC	135,460	48,565
Tim Participacoes SA - ADR	2,170	35,501
		84,066
TOTAL COMMON STOCKS (Cost $2,905,679)		$2,859,633

PREFERRED STOCKS - 6.26%
Automobiles - 2.01%
Hyundai Motor Co.	780	$71,288
Banks - 1.09%
Itausa - Investimentos Itau SA	13,462	38,622
Oil, Gas & Consumable Fuels - 3.16%
Petroleo Brasileiro SA - ADR (a)	8,480	69,197
Surgutneftegaz OJSC	55,400	42,802
		111,999
TOTAL PREFERRED STOCKS (Cost $220,513)		$221,909

REAL ESTATE INVESTMENT TRUSTS - 3.82%
Grivalia Properties Real Estate Investment Co. SA (b)	4,950	$37,981
Macquarie Mexico Real Estate Management SA de CV	38,190	52,945
Merlin Properties Socimi SA (a)	3,660	44,720
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $146,247)		$135,646

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 8.90%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $2,560,000 Freddie Mac Bond, 4.00%, 12/15/17,
(Market Value $322,681)] (proceeds $315,888).	$315,888	$315,888
TOTAL REPURCHASE AGREEMENTS (Cost $315,888)		$315,888

Total Investments (Cost $3,588,327) - 99.59%		$3,533,076
Other Assets in Excess of Liabilities - 0.41%		14,544
TOTAL NET ASSETS - 100.00%		$3,547,620

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
GDR Global Depository Receipt
(a) Non-income producing security.
(b) Security has limited liquidity and represents $37,981 or 1.07% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments by Country
June 30, 2015 (Unaudited)

COMMON STOCKS
Austria	1.89%
Belgium	2.40%
Brazil	8.14%
Canada	1.52%
China	0.46%
Denmark	1.56%
France	3.07%
Hong Kong	1.46%
Hungary	0.86%
India	1.04%
Ireland	1.93%
Italy	5.41%
Japan	9.48%
Mexico	2.52%
Russia	5.65%
South Korea	5.62%
Turkey	1.10%
United Kingdom	17.58%
United States	8.92%
TOTAL COMMON STOCKS	80.61%
PREFERRED STOCKS
Brazil	3.04%
Russia	1.21%
South Korea	2.01%
TOTAL PREFERRED STOCKS	6.26%
REAL ESTATE INVESTMENT TRUSTS
Greece	1.07%
Mexico	1.49%
Spain	1.26%
TOTAL REAL ESTATE INVESTMENT TRUSTS	3.82%
REPURCHASE AGREEMENTS	8.90%
TOTAL INVESTMENTS	99.59%
Other Assets in Excess of Liabilities	0.41%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.12%
Argentina - 1.49%
Arcos Dorados Holdings, Inc. (e)	3,576,955	$18,814,783
Austria - 2.69%
Erste Group Bank AG (a)	1,192,088	33,964,386
Brazil - 13.03%
Banco Bradesco SA	400,956	3,592,884
Banco do Brasil SA	2,501,450	19,430,066
Banco Santander Brasil SA - ADR	2,445,449	13,303,243
Centrais Electricas Brasileiras SA - ADR (a)	6,521,178	12,259,815
Companhia de Saneamento Basico	5,876,802	30,999,181
Companhia Paranaense de Energia	768,910	5,725,215
Embraer SA - ADR	915,914	27,743,035
Estacio Participacoes SA	632,300	3,650,505
Marfrig Global Foods SA (a)	20,251,611	36,997,572
Tim Participacoes SA - ADR	644,598	10,545,623
Viver Incorporadora e Construtora SA (a)	1,419,243	27,389
		164,274,528
Chile - 0.91%
Enersis SA - ADR	728,370	11,530,097
China - 7.61%
Bosideng International Holdings Ltd.	189,878,000	24,714,257
Chaoda Modern Agriculture Holdings Ltd. (a)	3,433,934	230,197
China Mobile Ltd.	1,535,400	19,643,778
China Yuchai International Ltd.	159,770	2,676,148
Dongfeng Motor Group Co. Ltd.	17,339,000	23,228,791
Weiqiao Textile Co.	11,976,377	8,437,798
Yingde Gases Group Co. Ltd.	24,613,000	16,955,760
		95,886,729
Colombia - 1.59%
Grupo Aval Acciones y Valores - ADR	2,051,553	20,084,704
Cyprus - 1.03%
Globaltrans Investment Plc - GDR (a)	2,745,350	13,038,205
Czech Republic - 1.75%
Ceska Telekomunikacni Infrastruktura AS (a)	1,981,400	14,174,031
Telefonica Czech Republic AS	1,981,400	7,896,960
		22,070,991
Hong Kong - 7.18%
Chow Tai Fook Jewellery Group Ltd.	14,527,800	15,647,591
First Pacific Co. Ltd.	21,503,899	18,142,887
Lifestyle International Holdings Ltd.	14,873,500	27,592,021
Luk Fook Holdings International Ltd.	6,444,000	18,976,053
Yue Yuen Industrial Holdings Ltd.	3,014,500	10,083,225
		90,441,777
Hungary - 2.36%
Chemical Works of Gedeon Richter Plc	1,279,837	19,225,313
Magyar Telekom Telecommunications Plc (a)	7,582,204	10,585,703
		29,811,016
India - 2.42%
Indian Oil Corp. Ltd.	520,771	3,149,353
Reliance Infrastructure Ltd. - GDR	4,488,134	27,313,718
		30,463,071
Indonesia - 1.51%
PT XL Axiata Tbk (a)	69,140,840	19,070,356

Luxembourg - 3.49%
Adecoagro SA (a)	1,609,281	14,837,571
Ternium SA - ADR	1,685,420	29,174,620
		44,012,191
Malaysia - 1.02%
Genting Malaysia Berhad	11,548,600	12,846,610
Mexico - 2.34%
Cemex SAB de CV - ADR (a)	3,174,583	29,079,180
Desarrolladora Homex S.A.B. de CV (a)(b)(d)	4,615,026	161,029
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	13,687,865	217,717
		29,457,926
Pakistan - 1.07%
Nishat Mills Ltd.	12,060,160	13,536,056
Panama - 2.45%
Copa Holdings SA	374,180	30,903,526
Russia - 8.05%
Gazprom OAO - ADR	5,347,328	28,180,419
Lukoil OAO - ADR	767,810	34,482,347
Mobile Telesystems	2,731,100	12,108,687
RusHydro OJSC	73,400,000	733,853
RusHydro OJSC - ADR	3,956,062	3,950,128
Sberbank of Russia - ADR	4,141,580	21,991,790
		101,447,224
Singapore - 0.49%
Haw Par Corp. Ltd.	916,410	6,130,493
South Korea - 13.58%
Hana Financial Group, Inc.	1,029,680	26,777,471
Hyundai Mobis Co. Ltd.	145,610	27,643,712
KB Financial Group, Inc.	502,470	16,595,532
KIA Motors Corp.	641,470	26,024,423
Lotte Confectionery Co. Ltd.	5,008	8,716,018
POSCO	155,080	31,053,169
Samsung Electronics Co. Ltd.	15,909	18,050,132
Shinhan Financial Group Co. Ltd.	439,400	16,355,335
		171,215,792
Turkey - 5.67%
Akbank TAS	4,715,830	13,631,490
Aygaz AS	4,081,492	15,297,046
Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,398,672	5,015,743
Turkiye Garanti Bankasi AS	4,224,610	13,175,947
Turkiye Vakiflar Bankasi Tao	15,168,100	24,373,293
		71,493,519
United Kingdom - 2.39%
APR Energy Plc	1,103,391	1,946,069
ITE Group Plc	5,541,410	14,888,774
Standard Chartered Plc	821,416	13,154,409
		29,989,252
TOTAL COMMON STOCKS (Cost $1,375,353,813)		$1,060,483,232

PREFERRED STOCKS - 11.00%
Brazil - 6.82%
Banco Bradesco SA	950,436	$8,712,305
Companhia Brasileira de Distribuicao - ADR	709,810	16,801,203
Companhia Paranaense de Energia - ADR	1,227,610	13,503,710
Petroleo Brasileiro SA - ADR (a)	3,983,329	32,503,964
Telefonica Brasil SA - ADR	1,043,461	14,535,412
		86,056,594
Russia - 2.14%
Surgutneftegas OJSC - ADR	2,426,034	18,437,858
Surgutneftegaz OJSC	11,019,015	8,513,269
		26,951,127

	South Korea - 2.04%
	Hyundai Motor Co.	281,383	25,716,778
	TOTAL PREFERRED STOCKS (Cost $97,318,606)		$138,724,499

	REAL ESTATE INVESTMENT TRUSTS - 3.36%
	Mexico - 2.52%
	Macquarie Mexico Real Estate Management SA de CV	13,549,580	$18,784,498
	PLA Administradora Industrial, S. de R.L de CV	6,651,434	13,012,985
			31,797,483
	Thailand - 0.32%
	Jasmine Broadband Internet Infrasturcture Fund	13,967,900	4,047,848
	Turkey - 0.52%
	Emlak Konut Gayrimenkul Yatirim Ortakligi A.G.	6,377,000	6,566,630
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,905,805)		$42,411,961

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.02%
	Brazil - 0.02%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (b)(c)	$3,299,971	$212,278
	TOTAL CONVERTIBLE BONDS (Cost $1,488,955)		$212,278

	REPURCHASE AGREEMENTS - 1.58%
	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15,0.00%
	[Collateralized by $83,155,000 Freddie Mac Bond, 4.00%, 12/15/17,
	(Market Value $10,209,022)] (proceeds $10,008,845).	$10,008,845	$10,008,845
	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15,0.00%
	[Collateralized by $79,570,000 Freddie Mac Bond, 4.00%, 12/15/17,
	(Market Value $10,029,579)] (proceeds $9,832,738).	9,832,738	9,832,738
	TOTAL REPURCHASE AGREEMENTS (Cost $19,841,583)		$19,841,583

		Shares	Value
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Fund - 0.00%
	Northern Institutional Treasury Portfolio, 0.010%	2	$2
	TOTAL SHORT TERM INVESTMENTS (Cost $2)		$2

	Total Investments (Cost $1,540,908,764) - 100.08%		$1,261,673,555
	Liabilities in Excess of Other Assets - (0.08)%		(981,908)
	TOTAL NET ASSETS - 100.00%		$1,260,691,647

	Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$591,024 or 0.05% of the Fund's net assets and, with the exception of
	Urbi Desarrollos Urbanos SA de CV, are classified as Level 2 securities. Urbi Desarrollos SA de CV
	is considered a Level 3 security. See Note 2 in the Notes to Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market value of this security totals $212,278 which represents 0.02% of the Fund's
	total net assets.
(d)	These securities have limited liquidity and represent $378,746 or 0.03% of the Fund's
	net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV, are classified
	as Level 2 securities. Urbi Desarrollos Urbanos SA de CV is classified as a Level 3 security.
	See Note 2 of the Notes to Financial Statements.
(e)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
June 30, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.20%
Airlines	2.45%
Auto Components	2.19%
Automobiles	3.91%
Banks	18.75%
Chemicals	1.34%
Commercial Services & Supplies	0.15%
Construction Materials	2.31%
Diversified Consumer Services	0.29%
Diversified Financial Services	1.44%
Diversified Telecommunication Services	4.10%
Electric Utilities	4.88%
Food Products	4.82%
Gas Utilities	1.21%
Health Care Providers & Services	0.40%
Hotels, Restaurants & Leisure	2.51%
Household Durables	0.03%
Machinery	0.21%
Media	1.18%
Metals & Mining	4.78%
Multiline Retail	2.19%
Oil, Gas & Consumable Fuels	5.22%
Pharmaceuticals	2.01%
Road & Rail	1.03%
Specialty Retail	2.75%
Technology Hardware, Storage & Peripherals	1.43%
Textiles, Apparel & Luxury Goods	4.50%
Water Utilities	2.47%
Wireless Telecommunication Services	3.37%
TOTAL COMMON STOCKS	84.12%
PREFERRED STOCKS
Automobiles	2.04%
Banks	0.69%
Diversified Telecommunication Services	1.15%
Electric Utilities	1.07%
Food & Staples Retailing	1.33%
Oil, Gas & Consumable Fuels	4.72%
TOTAL PREFERRED STOCKS	11.00%
REAL ESTATE INVESTMENT TRUSTS	3.36%
CONVERTIBLE BONDS
Household Durables	0.02%
TOTAL CONVERTIBLE BONDS	0.02%
REPURCHASE AGREEMENTS	1.58%
TOTAL INVESTMENTS	100.08%
Liabilities in Excess of Other Assets	(0.08)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.45%
Belgium - 2.51%
D'Ieteren SA	665,080	$23,801,052
Brazil - 4.26%
Companhia de Saneamento Basico	1,913,800	10,094,986
Companhia Paranaense de Energia	1,046,020	7,788,544
Embraer SA	1,200,000	9,077,868
Marfrig Global Foods SA (a)	7,315,424	13,364,514
Viver Incorporadora e Construtora SA (a)	1,815,154	35,029
		40,360,941
Canada - 4.97%
Dorel Industries, Inc. (a)	992,360	26,545,034
E-L Financial Corp. Ltd. (a)	12,114	6,359,171
Norbord, Inc.	674,666	14,157,723
		47,061,928
China - 1.40%
China Yuchai International Ltd.	69,390	1,162,282
Weiqiao Textile Co.	17,217,500	12,130,362
		13,292,644
Denmark - 2.51%
H. Lundbeck A/S (a)	1,234,502	23,752,458
France - 1.29%
Savencia SA	191,944	12,193,580
Germany - 0.69%
Draegerwerk AG & Co. KGaA	79,300	6,586,242
Greece - 0.90%
Sarantis SA (e)	1,005,596	8,497,868
Hong Kong - 2.03%
APT Satellite Holdings Ltd.	9,012,750	8,253,156
Dickson Concepts International Ltd.	10,889,500	4,436,588
Emperor Watch & Jewellery Ltd.	150,400,000	6,586,766
		19,276,510
Hungary - 1.74%
Magyar Telekom Telecommunications Plc (a)	11,823,560	16,507,165
India - 3.41%
Nava Bharat Ventures Ltd.	170,370	383,787
NIIT Technologies Ltd.	1,910,078	11,699,528
Reliance Infrastructure Ltd.	3,328,440	20,256,096
		32,339,411
Ireland - 1.65%
C&C Group Plc	3,999,030	15,675,477
Israel - 1.87%
Israel Discount Bank Ltd. - Class A (a)	6,700,540	12,851,627
Syneron Medical Ltd. (a)	454,510	4,826,896
		17,678,523
Italy - 5.42%
Buzzi Unicem SpA	740,190	6,609,871
Iren SpA	8,762,215	11,995,447
Italcementi Fabbriche Riunite Cemento SpA	2,119,593	13,994,957
Italmobiliare SpA	155,200	4,446,743
Italmobiliare SpA Savings Shares	678,454	12,253,289
Natuzzi SpA - ADR (a)	959,777	2,063,520
		51,363,827

Japan - 19.15%
Bank of Nagoya, Ltd.	1,237,000	4,838,342
Chudenko Corp.	351,500	6,746,036
Denki Kogyo Co. Ltd.	1,216,000	5,805,072
Fuji Machine Manufacturing Co. Ltd.	635,600	6,651,443
Fukushima Industries Corp.	239,700	4,389,327
Futaba Corp.	456,400	8,270,741
Hibiya Engineering Ltd.	445,700	5,987,094
Hitachi Koki Co. Ltd.	909,100	7,575,405
Hosiden Corp.	2,000,050	12,242,035
Hyakugo Bank Ltd.	2,325,000	11,520,370
Kato Sangyo Co.	188,600	4,413,274
Noritsu Koki Co. Ltd.	1,660,900	9,546,502
Nuflare Technology, Inc.	311,700	13,483,616
Otsuka Kagu Ltd.	192,400	2,765,303
Sanki Engineering Co. Ltd.	1,653,700	13,048,290
Sintokogio Ltd.	158,000	1,399,315
Tachi-s Co. Ltd.	1,272,700	18,157,957
Tenma Corporation	411,800	7,084,729
The Okinawa Electric Power Co., Inc.	327,200	8,186,513
Torii Pharmaceutical Co. Ltd.	237,100	6,299,703
TSI Holdings Co. Ltd.	1,104,700	7,644,089
Tsutsumi Jewelry Co. Ltd.	283,700	6,670,676
Yodogawa Steel Works Ltd.	2,012,000	8,775,033
		181,500,865
Mexico - 1.77%
Consorcio ARA S.A.B. de CV (a)	43,348,757	16,630,699
Desarrolladora Homex S.A.B. de CV (a)(b)(e)	1,671,404	58,319
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	6,089,400	96,857
		16,785,875
Philippines - 0.78%
First Philippine Holdings Corp.	4,104,240	7,391,351
Russia - 1.11%
Sistema JSFC - GDR	1,189,590	10,527,871
Singapore - 0.52%
Flextronics International Ltd. (a)	401,610	4,542,209
Haw Par Corp. Ltd.	24,200	161,891
HTL International Holdings Ltd.	1,293,000	230,404
		4,934,504
South Korea - 2.78%
Lotte Confectionery Co. Ltd.	4,664	8,117,314
Samchully Co. Ltd.	156,880	18,198,000
		26,315,314
Spain - 0.85%
Hispania Activos Inmobiliarios SA (a)	547,410	8,031,300
Switzerland - 1.15%
Micronas Semiconductor Holding AG (f)	1,895,559	10,948,199
Turkey - 0.79%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	8,032,027	7,462,314
United Kingdom - 17.90%
APR Energy Plc (g)	3,975,191	7,011,112
Balfour Beatty Plc	4,893,560	18,599,588
Chime Communications Plc	2,620,983	10,707,303
Clarkson Plc	199,840	8,594,087
De La Rue Plc	2,340,685	19,305,786
Debenhams Plc	13,724,727	19,239,159
ITE Group Plc	3,590,530	9,647,109
LSL Property Services Plc	2,351,350	14,408,687
McBride Plc (a)	8,394,230	13,453,137
Premier Foods Plc (a)	10,572,492	6,264,024
Spirent Communications Plc	9,381,128	13,370,112
WM. Morrison Supermarkets Plc	10,216,850	29,003,162
		169,603,266
TOTAL COMMON STOCKS (Cost $788,566,452)		$771,888,485

PREFERRED STOCKS - 0.74%
Brazil - 0.74%
Companhia Paranaense de Energia	636,100	$7,052,320
TOTAL PREFERRED STOCKS (Cost $7,334,900)		$7,052,320

REAL ESTATE INVESTMENT TRUSTS - 2.91%
Greece - 0.94%
Grivalia Properties Real Estate Investment Co. SA (e)	1,165,788	$8,944,931
Mexico - 0.73%
Macquarie Mexico Real Estate Management SA de CV	4,986,650	6,913,256
Spain - 1.24%
Merlin Properties Socimi SA (a)	959,128	11,719,373
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,516,437)		$27,577,560

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.01%
Brazil - 0.01%
Viver Incorporadora e Construtora SA 2.000%, 8/6/2016 (b)(c)	$1,136,056	$73,079
TOTAL CONVERTIBLE BONDS (Cost $512,591)		$73,079

CORPORATE BONDS - 0.15%
Mexico - 0.15%
Desarrolladora Homex S.AB. De C.V. 7.500%, 9/28/2015 (d)(e)	$8,195,000	$573,650
Urbi Desarrollos Urbanos SA de CV 8.500%, 4/19/2016 (d)(e)	8,014,000	885,547
TOTAL CORPORATE BONDS (Cost $3,258,671)		$1,459,197

REPURCHASE AGREEMENTS - 14.90%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $9,941,748)] (proceeds $9,746,812).	$9,746,812	$9,746,812

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $9,941,748)] (proceeds $9,746,811).	9,746,811	9,746,811

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $12,604,724)] (proceeds $12,357,572).	12,357,572	12,357,572

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $17,870,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $2,252,464)] (proceeds $2,208,298).	2,208,298	2,208,298

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $12,084,097)] (proceeds $11,847,154).	11,847,154	11,847,154

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $12,084,097)] (proceeds $11,847,154).	11,847,154	11,847,154

State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $100,000,000 Freddie Mac, 4.00%, 12/15/17,
(Market Value $12,084,097)] (proceeds $11,847,154).	11,847,154	11,847,154

	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
	[Collateralized by $910,000,000 Freddie Mac, 2.50%, 11/01/27,
	(Market Value $666,767)] (proceeds $653,693).	653,693	653,693

	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
	[Collateralized by $4,284,000 Fannie Mae, 5.50%, 04/01/18,
	(Market Value $121,322)] (proceeds $118,943).	118,943	118,943

	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
	[Collateralized by $98,230,000 Ginnie Mae, 2.50%, 10/20/27,
	(Market Value $72,258,291)] (proceeds $70,841,224).	70,841,224	70,841,224
	TOTAL REPURCHASE AGREEMENTS (Cost $141,214,815)		$141,214,815

	Total Investments (Cost $970,403,866) - 100.16%		$949,265,456
	Other Assets in Excess of Liabilities - (0.16)%		(1,561,686)
	TOTAL NET ASSETS - 100.00%		$947,703,770

	Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$228,255 or 0.02% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV,
	are classified as Level 2 securities. Urbi Desarrollos Urbanos SA de CV is considered a Level 3 security.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market value of this security totals $73,079 which represents 0.01% of the Fund's
	total net assets.
(d)	In default.
(e)	These securities have limited liquidity and represent $19,057,172 or 2.01% of the Fund's
	net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV, are classified
	as Level 2 securities. Urbi Desarrollos Urbanos SA de CV is classified as a Level 3 security.
	See Note 2 of the Notes to the Schedule of Investments.
(f)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(g)	All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes International Small Cap Fund
Schedule of Investments by Industry
June 30, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.96%
Auto Components	1.92%
Banks	3.08%
Beverages	1.65%
Chemicals	0.75%
Commercial Services & Supplies	2.78%
Communications Equipment	2.02%
Construction & Engineering	4.68%
Construction Materials	3.94%
Distributors	2.51%
Diversified Telecommunication Services	2.61%
Electric Utilities	4.60%
Electrical Equipment	0.87%
Electronic Equipment, Instruments & Components	1.77%
Food & Staples Retailing	3.53%
Food Products	4.21%
Gas Utilities	1.92%
Health Care Equipment & Supplies	1.20%
Health Care Providers & Services	0.79%
Household Durables	4.82%
Household Products	1.42%
Industrial Conglomerates	0.04%
Insurance	0.67%
Machinery	2.23%
Marine	0.91%
Media	2.15%
Metals & Mining	0.93%
Multiline Retail	2.03%
Multi-Utilities	1.27%
Paper & Forest Products	1.49%
Personal Products	0.90%
Pharmaceuticals	3.19%
Real Estate Management & Development	2.37%
Semiconductors & Semiconductor Equipment	2.58%
Software	1.23%
Specialty Retail	2.16%
Technology Hardware, Storage & Peripherals	1.01%
Textiles, Apparel & Luxury Goods	2.09%
Water Utilities	1.07%
Wireless Telecommunication Services	1.10%
TOTAL COMMON STOCKS	81.45%
PREFERRED STOCKS
Electric Utilities	0.74%
TOTAL PREFERRED STOCKS	0.74%
REAL ESTATE INVESTMENTS TRUSTS	2.91%
CONVERTIBLE BONDS
Household Durables	0.01%
TOTAL CONVERTIBLE BONDS	0.01%
CORPORATE BONDS
Household Durables	0.15%
TOTAL CORPORATE BONDS	0.15%
REPURCHASE AGREEMENTS	14.90%
TOTAL INVESTMENTS	100.16%
Liabilities in Excess of Other Assets	(0.16)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS),which was developed by and or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.69%
Federal National Mortgage Association - 1.15%
Pool MA0918, 4.000%, 12/1/2041	$560,646	$596,709
Pool 934124, 5.500%, 7/1/2038	86,641	97,137
Pool 634757, 5.500%, 3/1/2017	1,482	1,522
Pool 254631, 5.000%, 2/1/2018	103,852	108,714
		804,082
Federal Home Loan Mortgage Corporation - 0.54%
Pool G0-6018, 6.500%, 4/1/2039	65,724	75,549
Pool A9-3505, 4.500%, 8/1/2040	280,893	304,024
		379,573
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,118,795)		$1,183,655

OTHER MORTGAGE RELATED SECURITIES - 0.32%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.001%, 10/25/2036 (c)	$3,524	$3,432
Near Prime Mortgage - 0.31%
Bear Stearns Alt-A Trust
Series 2004-11, 0.867%, 11/25/2034	223,899	219,091
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $205,304)		$222,523

US GOVERNMENTS - 64.86%
Sovereign - 64.86%
United States Treasury Bond
4.750%, 2/15/2037	$475,000	$615,459
United States Treasury Note
4.500%, 2/15/2016	2,865,000	2,942,220
3.375%, 11/15/2019	18,940,000	20,447,795
2.375%, 8/15/2024	150,000	150,808
2.000%, 11/15/2021	14,821,000	14,847,633
2.000%, 2/15/2023	6,365,000	6,295,380
		44,683,836
TOTAL US GOVERNMENTS (Cost $45,113,728)		$45,299,295

	Shares	Value
PREFERRED STOCKS - 1.73%
Consumer Finance - 0.29%
Ally Financial, Inc. 6.125%	7,800	$206,310
Technology Hardware - 1.44%
Pitney Bowes International Holdings, Inc. 8.500% (a)	960	1,002,600
TOTAL PREFERRED STOCKS (Cost $1,193,351)		$1,208,910

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.74%
Equipment - 0.05%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$32,340	$36,060
Student Loan - 1.69%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.716%, 9/15/2033	300,000	267,936
Series 2005-A, 0.596%, 12/15/2038	400,000	358,463
Series 2006-A, 0.576%, 6/15/2039	275,000	247,020
Series 2007-A, 0.526%, 12/15/2041	350,000	309,308
		1,182,727
TOTAL ASSET BACKED SECURITIES (Cost $1,155,594)		$1,218,787

CORPORATE BONDS - 25.14%
Automobiles - 0.94%
Chrysler Group LLC
8.250%, 6/15/2021	$605,000	$659,450
Banks & Thrifts - 3.84%
Citigroup, Inc.
6.125%, 11/21/2017	385,000	423,489
6.875%, 3/5/2038	76,000	97,313
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	252,079
First Horizon National Corp.
5.375%, 12/15/2015	130,000	131,993
JP Morgan Chase & Co.
7.900%, 4/29/2049	1,185,000	1,253,434
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	445,000	522,701
		2,681,009
Building Materials - 2.33%
Masco Corp.
6.125%, 10/3/2016	705,000	742,012
Mohawk Industries, Inc.
6.125%, 1/15/2016	628,000	644,420
USG Corp.
6.300%, 11/15/2016	230,000	240,638
		1,627,070
Building Products - 0.01%
Owens Corning
6.500%, 12/1/2016	5,000	5,317
Commercial Services & Supplies - 1.03%
The ADT Corp.
3.500%, 7/15/2022	640,000	579,200
4.125%, 6/15/2023	150,000	140,250
		719,450
Diversified Financial Services - 1.12%
Bank of America Corp.
3.750%, 7/12/2016	395,000	404,930
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	376,151
		781,081

Electric Utilities - 4.39%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	416,842
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	208,452
Series 104, 5.950%, 8/15/2016	50,000	52,733
DPL, Inc.
7.250%, 10/15/2021	455,000	480,025
EDP Finance BV
4.900%, 10/1/2019 (a)	400,000	416,514
FirstEnergy Corp.
7.375%, 11/15/2031	515,000	627,478
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (a)	420,000	473,550
Oncor Electric Delivery Co. LLC
7.000%, 9/1/2022	315,000	387,539
		3,063,133
Energy - 0.30%
Valero Energy Corp.
9.375%, 3/15/2019	170,000	209,217
Energy Equipment & Services - 0.55%
Transocean, Inc.
4.950%, 11/15/2015	377,000	382,184
Food & Staples Retailing - 0.53%
Tesco Plc
5.500%, 11/15/2017 (a)	350,000	373,228
Food, Beverage & Tobacco - 0.40%
Tyson Foods, Inc.
6.600%, 4/1/2016	270,000	280,319
Forest Products & Paper - 0.72%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (a)	485,000	503,188
Health Care Providers & Services - 0.71%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	165,000	166,883
Tenet Healthcare Corp.
8.000%, 8/1/2020	315,000	327,994
		494,877
Homebuilders - 0.45%
Centex Corp.
6.500%, 5/1/2016	130,000	134,875
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (a)(b)(c)	1,640,000	181,220
		316,095
Independent Power and Renewable Electricity Producers - 0.39%
PPL Energy Supply LLC
6.500%, 5/1/2018	255,000	272,850
Insurance - 1.34%
American International Group, Inc.
6.400%, 12/15/2020	500,000	594,423
CNA Financial Corp.
7.350%, 11/15/2019	160,000	189,122
5.875%, 8/15/2020	135,000	153,797
		937,342

Media - 0.44%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	280,000	305,848
Metals & Mining - 0.95%
ArcelorMittal SA
6.250%, 3/1/2021	135,000	141,412
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	500,000	520,000
		661,412
Oil, Gas & Consumable Fuels - 3.61%
Anadarko Petroleum Corp.
5.950%, 9/15/2016	435,000	458,888
BP Capital Markets Plc
3.506%, 3/17/2025	385,000	379,672
Chesapeake Energy Corp.
6.625%, 8/15/2020	1,115,000	1,087,125
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	545,000	386,950
Kinder Morgan, Inc.
7.000%, 6/15/2017	195,000	212,055
		2,524,690
Pharmaceutical - 0.26%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (a)	175,000	183,531
Retail - 0.48%
Marks & Spencer Plc
7.125%, 12/1/2037 (a)	285,000	335,057
Telecommunications - 0.35%
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	93,602
Telefonica Emisiones SAU
5.462%, 2/16/2021	135,000	149,276
		242,878
TOTAL CORPORATE BONDS (Cost $16,904,138)		$17,559,226

REPURCHASE AGREEMENTS - 3.11%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $3,025,000 Freddie Mac, 2.50%, 11/01/27,
(Market Value $2,216,451)] (proceeds $2,171,659).	$2,171,659	$2,171,659
TOTAL REPURCHASE AGREEMENTS (Cost $2,171,659)		$2,171,659

Total Investments (Cost $67,862,569) - 98.59%		$68,864,055
Other Assets in Excess of Liabilities - 1.41%		984,024
TOTAL NET ASSETS - 100.00%		$69,848,079

Percentages are stated as a percent of net assets.
(a) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $3,468,888 which represents 4.97% of total net assets.
(b) In default.
(c) These securities have limited liquidity and represent $184,652 or 0.26% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Financial Statements.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal
	Amount	Value
OTHER MORTGAGE RELATED SECURITIES - 0.02%
Sub-Prime Mortgages - 0.02%
Structured Asset Investment Loan Trust
Series A3, 0.947%, 7/25/2035	$5,572	$5,562
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $5,226)		$5,562

US GOVERNMENTS - 36.78%
Sovereign - 36.78%
United States Treasury Note
4.500%, 2/15/2016	$1,370,000	$1,406,926
3.375%, 11/15/2019	4,920,000	5,311,676
2.000%, 11/15/2021	2,415,000	2,419,340
2.000%, 2/15/2023	1,800,000	1,780,311
TOTAL US GOVERNMENTS (Cost $10,890,457)		$10,918,253

	Shares	Value
PREFERRED STOCKS - 3.18%
Consumer Finance - 1.05%
Ally Financial, Inc., 8.500%	11,800	$312,110
Technology Hardware - 2.13%
Pitney Bowes International Holdings, Inc., 6.125% (a)	605	631,847
TOTAL PREFERRED STOCKS (Cost $915,709)		$943,957

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.20%
Equipment - 0.30%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$80,851	$90,149
Student Loan - 0.90%
SLM Private Credit Student Loan Trust
Series 2007-A, 0.526%, 12/15/2041	300,000	265,121
TOTAL ASSET BACKED SECURITIES (Cost $303,207)		$355,270

CORPORATE BONDS - 53.05%
Automobiles - 1.36%
Chrysler Group LLC
8.250%, 6/15/2021	$370,000	$403,300
Banks & Thrifts - 9.25%
Citigroup, Inc.
6.125%, 11/21/2017	500,000	549,986
Fifth Third Bancorp
8.250%, 3/1/2038	65,000	93,629
First Horizon National Corp.
5.375%, 12/15/2015	230,000	233,526
JP Morgan Chase & Co.
7.900%, Perpetual	1,140,000	1,205,835
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	320,000	375,875
USB Capital IX
3.500%, Perpetual	350,000	288,925
		2,747,776

Building Materials - 4.44%
Masco Corp.
6.125%, 10/3/2016	720,000	757,800
Mohawk Industries, Inc.
6.125%, 1/15/2016	398,000	408,406
Owens Corning
6.500%, 12/1/2016	6,000	6,381
USG Corp.
6.300%, 11/15/2016	140,000	146,475
		1,319,062
Commercial Services & Supplies - 1.36%
The ADT Corp.
3.500%, 7/15/2022	445,000	402,725
Computers & Peripherals - 2.42%
Apple, Inc.
2.400%, 5/3/2023	750,000	717,466
Diversified Financial Services - 3.04%
Bank of America Corp.
3.750%, 7/12/2016	490,000	502,318
Voya Financial, Inc.
5.500%, 7/15/2022	355,000	398,608
		900,926
Electric Utilities - 7.43%
Arizona Public Service Co.
8.750%, 3/1/2019	435,000	533,313
Commonwealth Edison Co.
Series 104, 5.950%, 8/15/2016	110,000	116,013
DPL, Inc.
7.250%, 10/15/2021	355,000	374,525
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	462,993
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (a)	505,000	569,387
Oncor Electric Delivery Co. LLC
7.000%, 9/1/2022	120,000	147,634
		2,203,865
Energy - 0.85%
Valero Energy Corp.
9.375%, 3/15/2019	205,000	252,291
Energy Equipment & Services - 1.95%
Transocean, Inc.
4.950%, 11/15/2015	572,000	579,865
Food & Staples Retailing - 0.81%
Tesco Plc
5.500%, 11/15/2017 (a)	225,000	239,932
Food, Beverage & Tobacco - 0.70%
Tyson Foods, Inc.
6.600%, 4/1/2016	200,000	207,644
Forest Products & Paper - 1.21%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (a)	345,000	357,937
Health Care Providers & Services - 1.54%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	240,000	242,740
Tenet Healthcare Corp.
8.000%, 8/1/2020	205,000	213,456
		456,196

Homebuilders - 1.00%
Centex Corp.
6.500%, 5/1/2016	155,000	160,812
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (a)(b)(c)	1,225,000	135,363
		296,175
Independent Power & Renewable Electricity Producers - 0.79%
PPL Energy Supply LLC
6.500%, 5/1/2018	220,000	235,400
Insurance - 3.34%
American International Group, Inc.
6.400%, 12/15/2020	485,000	576,590
CNA Financial Corp.
7.350%, 11/15/2019	125,000	147,752
5.875%, 8/15/2020	235,000	267,721
		992,063
Media - 0.98%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	265,000	289,464
Metals & Mining - 2.04%
ArcelorMittal SA
6.250%, 3/1/2021	240,000	251,400
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	340,000	353,600
		605,000
Oil, Gas & Consumable Fuels - 7.01%
Anadarko Petroleum Corp.
5.950%, 9/15/2016	510,000	538,006
BP Capital Markets Plc
3.506%, 3/17/2025	265,000	261,333
Chesapeake Energy Corp.
6.625%, 8/15/2020	740,000	721,500
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	375,000	266,250
Kinder Morgan, Inc.
7.000%, 6/15/2017	270,000	293,615
		2,080,704
Pharmaceutical - 0.72%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (a)	205,000	214,994
Telecommunications - 0.81%
Telecom Italia Capital SA
6.999%, 6/4/2018	140,000	154,168
Telefonica Emisiones SAU
5.462%, 2/16/2021	80,000	88,460
		242,628
TOTAL CORPORATE BONDS (Cost $15,733,022)		$15,745,413

REPURCHASE AGREEMENTS - 8.81%
State Street Bank and Trust Repurchase Agreement, Dated (06/30/15), due 07/01/15, 0.00%
[Collateralized by $3,630,000 Ginnie Mae Bond, 2.50%, 10/20/27,
(Market Value $2,670,239)] (proceeds $2,614,998).	$2,614,998	$2,614,998
TOTAL REPURCHASE AGREEMENTS (Cost $2,614,998)		$2,614,998

Total Investments (Cost $30,462,619) - 103.04%		$30,583,453
Liabilities in Excess of Other Assets - (3.04)%		(903,040)
TOTAL NET ASSETS - 100.00%		$29,680,413

Percentages are stated as a percent of net assets.
(a)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,149,460 which represents 7.24% of total net assets.
(b)	In default.
(c)	Security has limited liquidity and represents $135,363 or 0.46% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Schedule of
Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal
	Amount	Value
OTHER MORTGAGE RELATED SECURITIES - 0.10%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.001%, 10/25/2036 (c)	$12,257	$11,938
Sub-Prime Mortgages - 0.09%
Structured Asset Investment Loan Trust
Series A3, 0.947%, 7/25/2035	148,196	147,901
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $158,794)		$159,839

US GOVERNMENTS - 31.06%
Sovereign - 31.06%
United States Treasury Bond
4.750%, 2/15/2037	$1,535,000	$1,988,904
United States Treasury Note
2.000%, 11/15/2021	17,565,000	17,596,564
2.000%, 2/15/2023	19,025,000	18,816,905
2.375%, 8/15/2024	12,000,000	12,064,692
TOTAL US GOVERNMENTS (Cost $49,642,923)		$50,467,065

	Shares	Value
PREFERRED STOCKS - 5.25%
Consumer Finance - 2.06%
Ally Financial, Inc., 8.500%	126,200	$3,337,990
Technology Hardware - 3.19%
Pitney Bowes International Holdings, Inc., 6.125% (a)	4,969	5,189,500
TOTAL PREFERRED STOCKS (Cost $8,046,802)		$8,527,490

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.07%
Student Loan - 3.07%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.716%, 9/15/2033	$1,500,000	$1,339,680
Series 2005-A, 0.596%, 12/15/2038	1,865,000	1,671,333
Series 2006-A, 0.576%, 6/15/2039	2,200,000	1,976,163
TOTAL ASSET BACKED SECURITIES (Cost $4,826,867)		$4,987,176

CORPORATE BONDS - 58.10%
Automobiles - 1.98%
Chrysler Group LLC
8.250%, 6/15/2021	$2,945,000	$3,210,050
Banks & Thrifts - 6.30%
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,807,289
JP Morgan Chase & Co.
7.900%, Perpetual	6,305,000	6,669,114
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,500,000	1,761,913
		10,238,316

Building Materials - 6.76%
Masco Corp.
6.125%, 10/3/2016	4,635,000	4,878,337
Mohawk Industries, Inc.
6.125%, 1/15/2016	3,061,000	3,141,033
Owens Corning
6.500%, 12/1/2016	44,000	46,793
USG Corp.
6.300%, 11/15/2016	2,790,000	2,919,038
		10,985,201
Commercial Services & Supplies - 1.88%
The ADT Corp.
3.500%, 7/15/2022	3,370,000	3,049,850
Diversified Financial Services - 1.53%
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,492,703
Electric Utilities - 9.45%
DPL, Inc.
7.250%, 10/15/2021	2,100,000	2,215,500
EDP Finance BV
4.900%, 10/1/2019 (a)	4,450,000	4,633,714
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,812,692
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (a)	3,275,000	3,692,562
		15,354,468
Energy - 1.01%
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,649,119
Food & Staples Retailing - 1.15%
Tesco Plc
5.500%, 11/15/2017 (a)	1,745,000	1,860,811
Food, Beverage & Tobacco - 2.95%
Tyson Foods, Inc.
6.600%, 4/1/2016	4,615,000	4,791,385
Forest Products & Paper - 1.69%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (a)	2,650,000	2,749,375
Health Care Providers & Services - 1.81%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	1,250,000	1,264,270
Tenet Healthcare Corp.
8.000%, 8/1/2020	1,605,000	1,671,206
		2,935,476
Homebuilders - 2.35%
Centex Corp.
6.500%, 5/1/2016	2,695,000	2,796,062
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (a)(b)(c)	9,235,000	1,020,468
		3,816,530
Insurance - 4.15%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,310,933
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,009,422
5.875%, 8/15/2020	1,250,000	1,424,049
		6,744,404

Media - 1.02%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	1,525,000	1,665,782
Metals & Mining - 2.50%
ArcelorMittal SA
6.250%, 3/1/2021	1,255,000	1,314,613
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	2,640,000	2,745,600
		4,060,213
Oil, Gas & Consumable Fuels - 7.07%
BP Capital Markets Plc
3.506%, 3/17/2025	2,110,000	2,080,802
Chesapeake Energy Corp.
6.625%, 8/15/2020	5,735,000	5,591,625
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	2,902,000	2,060,420
Kinder Morgan, Inc.
7.000%, 6/15/2017	1,610,000	1,750,817
		11,483,664
Pharmaceuticals - 0.84%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (a)	1,300,000	1,363,375
Retail - 2.15%
Marks & Spencer Plc
7.125%, 12/1/2037 (a)	2,975,000	3,497,520
Telecommunications - 1.51%
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	925,008
Telefonica Emisiones SAU
5.462%, 2/16/2021	1,390,000	1,536,988
		2,461,996
TOTAL CORPORATE BONDS (Cost $89,540,456)		$94,410,238

REPURCHASE AGREEMENTS - 5.02%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/15), due 07/01/15, 0.00%
[Collateralized by $11,355,000 Freddie Mac, 2.50%, 11/01/27,
(Market Value $8,319,934)] (proceeds $8,155,851).	$8,155,851	$8,155,851
TOTAL REPURCHASE AGREEMENTS (Cost $8,155,851)		$8,155,851

Total Investments (Cost $160,371,693) - 102.60%		$166,707,659
Liabilities in Excess of Other Assets - (2.60)%		(4,220,405)
TOTAL NET ASSETS - 100.00%		$162,487,254

Percentages are stated as a percent of net assets.
(a) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $24,007,325 which represents 14.77% of total net assets.
(b) In default.
(c) These securities have limited liquidity and represent $1,032,406 or 0.64% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of
Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2015 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2015 for the Brandes International Equity Fund ("International Fund"), Brandes Global Equity Fund ("Global Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$621,097,064	$49,593,181	$665,491	$3,588,327	$1,540,908,764	$970,403,866	$67,862,569	$30,462,619	$160,371,693
Gross unrealized appreciation	$30,826,702	$7,769,667	$38,311	$133,538	$23,210,849	$40,730,041	$1,339,368	$478,012	$8,259,811
Gross unrealized depreciation	(59,229,194)	(3,095,194)	(19,267)	(188,789)	(302,446,058)	(61,868,451)	(337,882)	(357,178)	(1,923,845)
Net unrealized appreciation/(depreciation)	$(28,402,492)	$4,674,473	$19,044	$(55,251)	$(279,235,209)	$(21,138,410)	$1,001,486	$120,834	$6,335,966

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.  Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy if significant observable inputs are used.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2015, the International Fund, Global Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $449,730,286, $28,576,618, $355,341, $1,705,279, $558,104,673, $441,606,678, $0, $0 and $0 that represent 75.93%, 52.52%, 54.20%, 48.07%, 44.27%, 46.60%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2015 include conversion value, correlation to similar securities and financial statement analysis.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2015, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Equities
Consumer Discretionary	$-	$69,365,877	$-	$69,365,877
Consumer Staples	-	50,564,947	-	50,564,947
Energy	8,151,300	46,139,087	-	54,290,387
Financials	20,755,974	100,551,876	-	121,307,850
Health Care	-	71,349,744	-	71,349,744
Industrials	8,821,963	23,068,990	-	31,890,953
Information Technology	-	9,926,144	-	9,926,144
Materials	8,332,980	20,747,075		29,080,055
Telecommunication Services	2,436,560	31,179,951	-	33,616,511
Utilities	6,869,474	19,204,068	-	26,073,542
Total Equities	55,368,251	442,097,759	-	497,466,010
Preferred Stocks
Energy	17,408,136	7,632,527	-	25,040,663
Telecommunication Services	7,812,319	-	-	7,812,319
Total Preferred Stocks	25,220,455	7,632,527	-	32,852,982
Repurchase Agreement	-	62,375,580	-	62,375,580
Total Investments in Securities	$80,588,706	$512,105,866	$-	$592,694,572

Global Equity Fund
Equities
Consumer Discretionary	$-	$5,769,223	$-	$5,769,223
Consumer Staples	717,785	5,097,798	-	5,815,583
Energy	2,146,088	2,739,140	-	4,885,228
Financials	6,462,418	5,285,148	-	11,747,566
Health Care	3,195,048	3,982,057	-	7,177,105
Industrials	1,385,871	-	-	1,385,871
Information Technology	3,287,518	1,848,222	-	5,135,740
Materials	-	949,854	-	949,854
Telecommunication Services	1,095,274	1,833,054	-	2,928,328
Utilities	542,937	1,072,122	-	1,615,059
Total Equities	18,832,939	28,576,618	-	47,409,557
Preferred Stocks
Energy	625,056	-	-	625,056
Total Preferred Stocks	625,056	-	-	625,056
Repurchase Agreements	-	6,233,041	-	6,233,041
Total Investments in Securities	$19,457,995	$34,809,659	$-	$54,267,654

Global Equity Income Fund
Equities
Consumer Discretionary	$-	$48,334	$-	$48,334
Consumer Staples	43,378	91,419	-	134,797
Energy	10,612	60,874	-	71,486
Financials	20,837	53,271	-	74,108
Health Care	46,050	57,649	-	103,699
Industrials	21,526	-	-	21,526
Information Technology	33,558	12,915	-	46,473
Materials	-	14,309	-	14,309
Telecommunication Services	14,342	-	-	14,342
Utilities	34,868	16,570	-	51,438
Total Equities	225,171	355,341	-	580,512
Preferred Stocks
Financials	50,877		-	50,877
Total Preferred Stocks	50,877	-	-	50,877
Real Estate Investment Trusts	9,844	-	-	9,844
Repurchase Agreements	-	43,302	-	43,302
Total Investments in Securities	$276,048	$398,643	$-	$684,535

Global Opportunities Value Fund
Equities
Consumer Discretionary	$201,821	$280,967	$-	$482,788
Consumer Staples	87,678	285,224	-	372,902
Energy	159,525	109,455	-	268,980
Financials	249,117	255,843	-	504,960
Health Care	-	191,804	-	191,804
Industrials	256,885	76,163	-	333,048
Information Technology	-	89,989	-	89,989
Materials	117,660	89,938	-	207,598
Telecommunication Services	103,506	71,918	-	175,424
Utilities	93,266	138,874	-	232,140
Total Equities	1,269,458	1,590,175	-	2,859,633
Preferred Stocks
Consumer Discretionary	-	71,288	-	71,288
Energy	69,197	42,802	-	111,999
Financials	38,622	-	-	38,622
Total Preferred Stocks	107,819	114,090	-	221,909
Real Estate Investment Trusts	97,665	37,981	-	135,646
Repurchase Agreements	-	315,888	-	315,888
Total Investments in Securities	$1,474,942	$2,058,134	$-	$3,533,076

Emerging Markets Value Fund
Equities
Consumer Discretionary	$78,509,527	$167,763,489	$217,717	$246,490,733
Consumer Staples	51,835,143	8,946,215	-	60,781,358
Energy	62,662,766	3,149,353	-	65,812,119
Financials	96,545,573	158,027,863	-	254,573,436
Health Care	11,146,236	19,225,313	-	30,371,549
Industrials	63,268,778	13,038,205	-	76,306,983
Information Technology	-	18,050,132	-	18,050,132
Materials	75,209,560	31,053,169	-	106,262,729
Telecommunication Services	43,202,318	50,822,821	-	94,025,139
Utilities	64,464,436	43,344,618	-	107,809,054
Total Equities	546,844,337	513,421,178	217,717	1,060,483,232
Preferred Stocks
Consumer Discretionary	-	25,716,778	-	25,716,778
Consumer Staples	16,801,203	-	-	16,801,203
Energy	50,941,823	8,513,269	-	59,455,092
Financials	8,712,305	-	-	8,712,305
Telecommunication Services	14,535,411	-	-	14,535,411
Utilities	13,503,710	-	-	13,503,710
Total Preferred Stocks	104,494,452	34,230,047	-	138,724,499
Real Estate Investment Trusts	31,797,483	10,614,478	-	42,411,961
Convertible Bonds	-	212,278	-	212,278
Repurchase Agreements	-	19,841,583	-	19,841,583
Short Term Investments	2	-	-	2
Total Investments in Securities	$683,136,274	$578,319,564	$217,717	$1,261,673,555

International Small Cap Equity Fund
Equities
Consumer Discretionary	$90,131,529	$86,764,341	$96,857	$176,992,727
Consumer Staples	50,990,996	59,991,354	-	110,982,350
Financials	28,799,159	29,210,339	-	58,009,498
Health Care	12,451,100	36,638,403	-	49,089,503
Industrials	44,828,724	73,373,437	-	118,202,161
Information Technology	27,189,936	44,900,835	-	72,090,771
Materials	37,467,626	29,854,719	-	67,322,345
Telecommunication Services	27,035,037	8,253,155	-	35,288,192
Utilities	17,883,530	66,027,408	-	83,910,938
Total Equities	336,777,637	435,013,991	96,857	771,888,485
Preferred Stocks
Health Care	-	-	-	-
Utilities	7,052,320	-	-	7,052,320
Total Preferred Stocks	7,052,320	-	-	7,052,320
Real Estate Investment Trusts	18,632,629	8,944,931	-	27,577,560
Convertible Bonds	-	73,079	-	73,079
Corporate Bonds	-	1,459,197	-	1,459,197
Repurchase Agreements	-	141,214,815	-	141,214,815
Total Investments in Securities	$362,462,586	$586,706,013	$96,857	$949,265,456

Core Plus Fixed Income Fund
Preferred Stocks	$206,310	$1,002,600	$-	$1,208,910
Asset Backed Securities	-	1,218,787	-	1,218,787
Corporate Bonds	-	17,559,226		17,559,226
Government Securities	-	45,299,295	-	45,299,295
Mortgage Backed Securities	-	1,406,178	-	1,406,178
Repurchase Agreement	-	2,171,659	-	2,171,659
Total Investments in Securities	$206,310	$68,657,745	$-	$68,864,055

Credit Focus Yield Fund
Preferred Stocks	$312,110	$631,847	$-	$943,957
Asset Backed Securities	-	355,270	-	355,270
Corporate Bonds	-	15,745,413	-	15,745,413
Government Securities	-	10,918,253	-	10,918,253
Mortgage Backed Securities	-	5,562	-	5,562
Repurchase Agreements	-	2,614,998	-	2,614,998
Total Investments in Securities	$312,110	$30,271,343	$-	$30,583,453

SMART Fund
Preferred Stocks	$3,337,990	$5,189,500	$-	$8,527,490
Asset Backed Securities	-	4,987,176	-	4,987,176
Corporate Bonds	-	94,410,238	-	94,410,238
Government Securities	-	50,467,065	-	50,467,065
Mortgage Backed Securities	-	159,839	-	159,839
Repurchase Agreement	-	8,155,851	-	8,155,851
Total Investments in Securities	$3,337,990	$163,369,669	$-	$166,707,659

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

International Equity Fund		Emerging Markets Value Fund
Transfers into Level 1	$6,828,926	Transfers into Level 1	$67,534,936
Transfers out of Level 1	3,909,076	Transfers out of Level 1	64,418,467
Net Transfers in and/(out) of Level 1	$2,919,850	Net Transfers in and/(out) of Level 1	$3,116,469

Transfers into Level 2	$3,909,076	Transfers into Level 2	$64,418,467
Transfers out of Level 2	6,828,926	Transfers out of Level 2	67,534,936
Net Transfers in and/(out) of Level 2	$(2,919,850)	Net Transfers in and/(out) of Level 2	$(3,116,469)

Global Equity Fund		International Small Cap Equity Fund
Transfers into Level 1	$-	Transfers into Level 1	$55,476,318
Transfers out of Level 1	508,440	Transfers out of Level 1	76,675,698
Net Transfers in and/(out) of Level 1	$(508,440)	Net Transfers in and/(out) of Level 1	$(21,199,380)

Transfers into Level 2	$508,440	Transfers into Level 2	$76,675,698
Transfers out of Level 2	-	Transfers out of Level 2	55,476,318
Net Transfers in and/(out) of Level 2	$508,440	Net Transfers in and/(out) of Level 2	$21,199,380

There were no transfers into or out of Levels 1 or 2 during the period presented for the Global Equity Income Fund, Global Opportunities Value Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2015. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on June 30, 2015.

There were no Level 3 securities in the International, Global Equity, Global Equity Income, Global Opportunities Value, Core Plus Fixed Income, Credit Focus Yield and SMART Funds at the beginning or during the periods presented. Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Equity Fund during the period ended June 30, 2015:

	Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2014	$21,726,498	$-
Purchases	-	-
Sales	-	-
Transfers in to level 3	217,717	96,857
Transfers out of level 3	(21,726,498)	-
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)	-	-
Ending Balance - June 30, 2015	$217,717	$96,857

The transfer from Level 2 to Level 3 is due to the suspension of trading of the security. The Transfer from Level 3 to Level 2 is due to the security being quoted.

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of June 30, 2015.

			Fair Value at 06/30/15	Valuation Techniques	Unobservable Inputs		Ranges
	Common Stock		$ 314,574	Intrinsic value	Financial statement analysis Restructuring plan		N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Common Stock

At regular intervals the above unobservable inputs are reviewed and compared to updated issuer information. The factors that were considered in determining the fair value of this security included consideration of the following: balance sheet figures (which include the most recent estimate of assets and liabilities), restructuring framework presented by the issuer and its dilutive impact on common equity, general market conditions and other information and analysis. If the financial condition of this company was to deteriorate the value of this common stock would be lower.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2015, the Global Equity Income Fund, Global Opportunities Value Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan. The International Equity Fund, Global Equity Fund, Emerging Markets Value Fund and International Small Cap Equity Fund had market values of securities loaned of $8,474,783, $569,907, $3,664,515 and $95,665 and received non-cash collateral for the loans of $9,254,933, $605,363, $3,737,861 and $100,432, respectively. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

4)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5)	Transactions with Affiliates

The following issuer was affiliated with the International Small Cap Equity Fund, as the International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2014 through June 30, 2015. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	Issuer Name	Share Balance At October 1, 2014	Additions	Reductions	Dividend Income	Value At June 30, 2015
	Micronas Semiconductor Holding AG	1,779,859	115,700	-	$97,876	$10,948,199
					$97,876	$10,948,199
6)	Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title  /s/ Jeff Busby
                                           Jeff Busby, President

Date   August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeff Busby
                                              Jeff Busby, President

Date   August 25, 2015

By (Signature and Title)* /s/ Gary Iwamura
                                              Gary Iwamura, Treasurer

Date   August 25, 2015

* Print the name and title of each signing officer under his or her signature.